LONG-TERM INVESTMENTS - Schedule of Equity investments without readily determinable fair values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2016	Jun. 30, 2010
Cost Method Investments, Fair Value Disclosure	$ 31,384	$ 30,651
Less: impairment on cost method investments	$ (52,739)	$ (51,508)
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") [Member]
Ownership percentage, cost method	20.00%	20.00%		20.00%
Cost Method Investments, Fair Value Disclosure		$ 0
Less: impairment on cost method investments		$ 0
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng") [Member]
Ownership percentage, cost method	13.00%	13.00%	13.30%
Cost Method Investments, Fair Value Disclosure	$ 589	$ 576
Less: impairment on cost method investments	$ (589)	$ (576)
AM Advertising [Member]
Ownership percentage, cost method	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	$ 83,534	$ 81,583
Less: impairment on cost method investments	$ (52,150)	$ (50,932)